NON-CONTROLLING INTEREST	12 Months Ended
Mar. 31, 2022
NON-CONTROLLING INTEREST

NOTE 24. NON-CONTROLLING INTEREST

(In thousands)	PGL	SalvaRx	iOx	Saugatuck and subsidiary	Total
Non-controlling interest as of April 1, 2020	$(81)	$2,451	$46,712	$28	$49,110
Share-based compensation expense	–	–	850	–	850
Exchange of SalvaRx warrants for Portage warrants in SalvaRx Notes settlement	–	(2,451)	–	–	(2,451)
Net (loss) attributable to non-controlling interest	81	–	(1,389)	(48)	(1,356)
Non-controlling interest as of March 31, 2021	$–	$–	$46,173	$(20)	$46,153
Share-based compensation expense	–	–	191	–	191
Exchange of notes payable, accrued interest and warrants for iOx shares	–	–	184	–	184
Net (loss) attributable to non-controlling interest	–	–	(1,847)	(452)	(2,299)
Non-controlling interest as of March 31, 2022	$–	$–	$44,701	$(472)	$44,229

On September 8, 2021, the Company, through SalvaRx, completed a settlement of loans (including interest) to and receivables from iOx for services rendered in exchange for 23,772 ordinary shares of iOx at a price of £162. See Note 14, “Unsecured Notes Payable – iOx Unsecured Notes Payable” for a further discussion.

Saugatuck and subsidiary includes Saugatuck and its wholly-owned subsidiary, Saugatuck Rx LLC.